N-4	Apr. 26, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO DC VARIABLE ACCOUNT I
Entity Central Index Key	0000109907
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2024
Amendment Flag	false
DC Plus (HV-1009-36/S)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Sales Charge if you fully or partially surrender your Participant Account value during the first 12 years of the contract (for Separate Account DC-I) or during the first 15 years of the contract (for Separate Account DC-II).

As of August 1, 2011, the CDSC is no longer charged for any Surrenders.
Fee Table; Contract Charges; Sales Charge
Transaction Charges	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers and Premium Taxes that are imposed by a State or other government entity.	Fee Table; Contract Charges; Premium Taxes; Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	2.00%
	Investment options (Fund fees and expenses)[2]	0.14%	0.76%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $299	Highest Annual Cost: $2,407
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Sales Charge if you fully or partially surrender your Participant Account value during the first 12 years of the contract (for Separate Account DC-I) or during the first 15 years of the contract (for Separate Account DC-II).

As of August 1, 2011, the CDSC is no longer charged for any Surrenders.
Fee Table; Contract Charges; Sales Charge

Transaction Charges [Text Block]
Transaction Charges	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers and Premium Taxes that are imposed by a State or other government entity.	Fee Table; Contract Charges; Premium Taxes; Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	2.00%
	Investment options (Fund fees and expenses)[2]	0.14%	0.76%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $299	Highest Annual Cost: $2,407
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.76%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $299	Highest Annual Cost: $2,407
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 299
Highest Annual Cost [Dollars]	$ 2,407
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to
Item 4. Fee Table [Text Block]	FEE TABLE The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain Plan related expenses (see “Plan Related Expenses” under the section entitled “Contract Charges”).If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts. Fee Table A below lists the applicable fees and expenses for the current series of the Contract. Fee Table B below lists the applicable fees and expenses for a prior series of the Contract. To determine the Fee Table applicable to you, you may refer to your Contract or Plan disclosure documents or contact your Plan, Employer, or Great-West. FEE TABLE A: Current Contract Series Participant Transaction Expenses
Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	5%
Transfer Fee (2)	$5
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee (DC-I) Annual Maintenance Fee (DC-II)(3)	None $25	None $0
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC- I)(4) Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-II)	0.90% 1.25%	0.00% 0.00%
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	0.76%
(1)Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders. See the Sales Charge in the Charges and Fees Section of this Prospectus.
Sales Charge (as a percentage of amounts Surrendered)
Contracts under which variable account Contributions are held under DC-I during the Accumulation Period:
During the First through Sixth Year	5%
During the Seventh through Eighth Year	4%
During the Ninth through Tenth Year	3%
During the Eleventh through Twelfth Year	2%
During the Thirteenth Year and thereafter	0%
Contracts under which variable account Contributions are held under DC-II during the Accumulation Period:
During the First through Eighth Year	5%
During the Ninth through Fifteenth Year	3%
During the Sixteenth Year and thereafter	0%
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.(3)We deduct this $25 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.(4)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contract Values in the Sub-Accounts. The Mortality and Expense Risk and Administrative Charge under Separate Account DC-I is 0.75% of the average daily Sub-Account values in DC-I for contract values under eligible Contracts that exceed $50 million.We may eliminate or change the Transfer Fee, Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender. We have issued a Contract supported by DC-II to Hartford Fire Insurance Company for the Hartford Insurance Group Employer Sponsored Individual Retirement Account (“HIG IRA”). We make no deductions from the HIG IRA Contract for mortality and expense risk charges; however we deduct 0.15% from the average daily Sub-Account value of the HIG IRA Contract for certain administrative undertakings.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	5%
Transfer Fee (2)	$5

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	(1)Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders. See the Sales Charge in the Charges and Fees Section of this Prospectus.
Sales Charge (as a percentage of amounts Surrendered)
Contracts under which variable account Contributions are held under DC-I during the Accumulation Period:
During the First through Sixth Year	5%
During the Seventh through Eighth Year	4%
During the Ninth through Tenth Year	3%
During the Eleventh through Twelfth Year	2%
During the Thirteenth Year and thereafter	0%
Contracts under which variable account Contributions are held under DC-II during the Accumulation Period:
During the First through Eighth Year	5%
During the Ninth through Fifteenth Year	3%
During the Sixteenth Year and thereafter	0%

Exchange Fee, Current [Dollars]	$ 5
Exchange Fee, Footnotes [Text Block]	(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee (DC-I) Annual Maintenance Fee (DC-II)(3)	None $25	None $0
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC- I)(4) Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-II)	0.90% 1.25%	0.00% 0.00%

Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	0.76%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	0.76%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first 12 (for DC-I) and first 15 (DC-II) Contract Years, we will deduct a contingent deferred Sales Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account. Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans. If the
participant dies on or after
age 65, then the Contract
pays a death benefit equal to
the Participant Account
Value, less any outstanding
charges and loan balances.
		Standard	None	• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. • The deduction of advisory fees will reduce your death benefit.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	$50 loan set-up fee and $50 annual loan administration fee	Must be permitted by the Code and the terms of the Plan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans. If the
participant dies on or after
age 65, then the Contract
pays a death benefit equal to
the Participant Account
Value, less any outstanding
charges and loan balances.
		Standard	None	• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. • The deduction of advisory fees will reduce your death benefit.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	$50 loan set-up fee and $50 annual loan administration fee	Must be permitted by the Code and the terms of the Plan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Insurance Moderate Allocation	Calvert VP SRI Balanced Portfolio - Class I Adviser: Calvert Research and Management Subadviser: N/A	0.64%	16.82%	10.27%	7.46%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	11.72%	8.47%	4.24%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	5.18%	1.80%	1.27%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-1009
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Insurance Moderate Allocation	Calvert VP SRI Balanced Portfolio - Class I Adviser: Calvert Research and Management Subadviser: N/A	0.64%	16.82%	10.27%	7.46%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	11.72%	8.47%	4.24%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	5.18%	1.80%	1.27%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
DC Plus (HV-1009-36/S) | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
DC Plus (HV-1009-36/S) | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
DC Plus (HV-1009-36/S) | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
DC Plus (HV-1009-36/S) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
DC Plus (HV-1009-36/S) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first 12 (for DC-I) and first 15 (DC-II) Contract Years, we will deduct a contingent deferred Sales Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
DC Plus (HV-1009-36/S) | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
DC Plus (HV-1009-36/S) | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
DC Plus (HV-1009-36/S) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
DC Plus (HV-1009-36/S) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
DC Plus (HV-1009-36/S) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
DC Plus (HV-1009-36/S) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
DC Plus (HV-1009-36/S) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
DC Plus (HV-1009-36/S) | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.22%
Average Annual Total Returns, 5 Years [Percent]	15.55%
Average Annual Total Returns, 10 Years [Percent]	11.80%
DC Plus (HV-1009-36/S) | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.46%
DC Plus (HV-1009-36/S) | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.78%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	7.61%
DC Plus (HV-1009-36/S) | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	9.27%
DC Plus (HV-1009-36/S) | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.58%
DC Plus (HV-1009-36/S) | HartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	4.24%
DC Plus (HV-1009-36/S) | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	10.69%
DC Plus (HV-1009-36/S) | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.32%
DC Plus (HV-1009-36/S) | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	1.27%
DC Plus (HV-1009-36/S) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50
Standard Benefit Expense, Current [Dollars]	$ 50
Brief Restrictions / Limitations [Text Block]	Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
DC Plus (HV-1009-36/S) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Limited to Participants who have terminated their employment with the Employer;• Duration of payments may not extend beyond the Participant’s life expectancy;• A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Systemic Withdrawal Option
DC Plus (HV-1009-36/S) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received.• The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: Death Prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. “Termination Value” means the value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred Sales Charge. Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or We receive new settlement instructions from the Beneficiary(ies). During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options under the Separate Account (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
DC Plus (HV-1009-36/S) | DCIMember
Prospectus:
Surrender Charge Phaseout Period, Years | yr	12
Administrative Expense, Maximum [Dollars]	$ 0
Administrative Expense, Minimum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.90%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	(4)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contract Values in the Sub-Accounts. The Mortality and Expense Risk and Administrative Charge under Separate Account DC-I is 0.75% of the average daily Sub-Account values in DC-I for contract values under eligible Contracts that exceed $50 million.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,366
Surrender Expense, 3 Years, Maximum [Dollars]	10,275
Surrender Expense, 5 Years, Maximum [Dollars]	14,088
Surrender Expense, 10 Years, Maximum [Dollars]	22,776
Annuitized Expense, 1 Year, Maximum [Dollars]	1,702
Annuitized Expense, 3 Years, Maximum [Dollars]	5,275
Annuitized Expense, 5 Years, Maximum [Dollars]	9,088
Annuitized Expense, 10 Years, Maximum [Dollars]	19,776
No Surrender Expense, 1 Year, Maximum [Dollars]	1,702
No Surrender Expense, 3 Years, Maximum [Dollars]	5,275
No Surrender Expense, 5 Years, Maximum [Dollars]	9,088
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 19,776
DC Plus (HV-1009-36/S) | DCIIMember
Prospectus:
Surrender Charge Phaseout Period, Years | yr	15
Administrative Expense, Maximum [Dollars]	$ 25
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	(3)We deduct this $25 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,730
Surrender Expense, 3 Years, Maximum [Dollars]	11,387
Surrender Expense, 5 Years, Maximum [Dollars]	16,043
Surrender Expense, 10 Years, Maximum [Dollars]	26,777
Annuitized Expense, 1 Year, Maximum [Dollars]	2,085
Annuitized Expense, 3 Years, Maximum [Dollars]	6,438
Annuitized Expense, 5 Years, Maximum [Dollars]	11,045
Annuitized Expense, 10 Years, Maximum [Dollars]	23,778
No Surrender Expense, 1 Year, Maximum [Dollars]	2,085
No Surrender Expense, 3 Years, Maximum [Dollars]	6,438
No Surrender Expense, 5 Years, Maximum [Dollars]	11,045
No Surrender Expense, 10 Years, Maximum [Dollars]	23,778
DC Plus (HV-1009-36/S) | IRAMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	5,659
Surrender Expense, 3 Years, Maximum [Dollars]	7,987
Surrender Expense, 5 Years, Maximum [Dollars]	10,180
Surrender Expense, 10 Years, Maximum [Dollars]	14,471
Annuitized Expense, 1 Year, Maximum [Dollars]	958
Annuitized Expense, 3 Years, Maximum [Dollars]	2,988
Annuitized Expense, 5 Years, Maximum [Dollars]	5,181
Annuitized Expense, 10 Years, Maximum [Dollars]	11,472
No Surrender Expense, 1 Year, Maximum [Dollars]	958
No Surrender Expense, 3 Years, Maximum [Dollars]	2,988
No Surrender Expense, 5 Years, Maximum [Dollars]	5,181
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 11,472